STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

July 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.8%
Australia - 7.1%
Ampol Ltd.	4,996		110,238
ANZ Group Holdings Ltd.	64,611		1,117,530
APA Group	25,505		171,317
Aristocrat Leisure Ltd.	12,697		335,429
ASX Ltd.	4,188		174,720
Aurizon Holdings Ltd.	38,431		98,352
BHP Group Ltd.	45,451		1,404,659
BHP Group Ltd.	63,529		1,978,324
BlueScope Steel Ltd.	9,895		145,159
Brambles Ltd.	29,755		281,209
Cochlear Ltd.	1,436		230,704
Coles Group Ltd.	28,793		351,799
Commonwealth Bank of Australia	36,323		2,579,129
Computershare Ltd.	12,206		205,625
CSL Ltd.	10,377		1,871,646
Dexus	23,138		127,754
Ebos Group Ltd.	3,387	[a]	81,096
Endeavour Group Ltd.	31,870		130,155
Fortescue Metals Group Ltd.	36,780		535,607
Goodman Group	36,409		502,325
IDP Education Ltd.	4,689		78,362
Igo Ltd.	14,642		135,723
Insurance Australia Group Ltd.	53,385		212,642
LendLease Corp. Ltd.	15,482		89,746
Macquarie Group Ltd.	7,898		928,443
Medibank Private Ltd.	59,092		139,319
Mineral Resources Ltd.	3,735		179,204
Mirvac Group	84,261		132,440
National Australia Bank Ltd.	67,522		1,288,976
Newcrest Mining Ltd.	19,332		342,942
Northern Star Resources Ltd.	24,739		191,264
Orica Ltd.	9,770		103,360
Origin Energy Ltd.	36,926		210,083
Pilbara Minerals Ltd.	57,243		186,099
Qantas Airways Ltd.	19,177	[b]	84,114
QBE Insurance Group Ltd.	32,011		339,083
Ramsay Health Care Ltd.	3,944		156,063
REA Group Ltd.	1,120		118,510
Reece Ltd.	4,914		64,694

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 97.8% (continued)
Australia - 7.1% (continued)
Rio Tinto Ltd.	8,049	632,940
Santos Ltd.	69,446	371,309
Scentre Group	112,949	213,189
SEEK Ltd.	7,249	121,242
Sonic Healthcare Ltd.	9,688	228,736
South32 Ltd.	97,852	255,021
Stockland	51,334	145,510
Suncorp Group Ltd.	27,508	262,929
Telstra Group Ltd.	87,241	249,635
The GPT Group	43,030	125,440
The Lottery Corp. Ltd.	47,883	166,283
Transurban Group	66,271	638,334
Treasury Wine Estates Ltd.	15,476	116,946
Vicinity Ltd.	83,242	110,429
Washington H Soul Pattinson & Co. Ltd.	4,687	103,735
Wesfarmers Ltd.	24,407	813,971
Westpac Banking Corp.	75,490	1,132,786
WiseTech Global Ltd.	3,560	205,146
Woodside Energy Group Ltd.	29,368	749,409
Woodside Energy Group Ltd.	11,479	294,190
Woolworths Group Ltd.	26,218	680,123
		25,031,147
Austria - .2%
Erste Group Bank AG	7,424	280,633
OMV AG	3,158	142,361
Verbund AG	1,446	119,797
Voestalpine AG	2,414	79,891
		622,682
Belgium - .8%
Ageas SA	3,455	146,367
Anheuser-Busch InBev SA	18,686	1,069,381
D'ieteren Group	477	83,232
Elia Group SA	631	77,634
Groupe Bruxelles Lambert NV	679	54,902
Groupe Bruxelles Lambert NV	1,430	115,626
KBC Group NV	5,369	403,780
Sofina SA	313	74,404
Solvay SA	1,604	192,409
UCB SA	2,727	241,426
Umicore SA	4,705	139,261
Warehouses De Pauw, CVA	3,420	101,077
		2,699,499
Chile - .1%
Antofagasta PLC	8,468	182,301

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Denmark - 2.9%
AP Moller - Maersk A/S, Cl. A	66		132,732
AP Moller - Maersk A/S, Cl. B	107		220,003
Carlsberg AS, Cl. B	2,117		317,516
Chr. Hansen Holding A/S	2,275		171,865
Coloplast A/S, Cl. B	2,556		317,699
Danske Bank A/S	14,980		355,525
Demant A/S	2,006	[b]	80,004
DSV A/S	4,005		801,898
Genmab A/S	1,420	[b]	583,932
Novo Nordisk A/S, Cl. B	35,613		5,739,150
Novozymes A/S, Cl. B	4,453		223,392
Orsted AS	4,070	[c]	355,031
Pandora A/S	1,959		196,091
Rockwool A/S, Cl. B	185		49,803
Tryg A/S	7,746		153,036
Vestas Wind Systems A/S	21,835	[b]	585,196
			10,282,873
Finland - 1.1%
Elisa OYJ	3,081		160,706
Fortum OYJ	9,651		130,625
Kesko OYJ, Cl. B	6,005		120,132
Kone OYJ, Cl. B	7,312		374,964
Metso Oyj	14,267		161,964
Neste OYJ	9,101		334,819
Nokia OYJ	115,108		452,836
Nordea Bank Abp	69,795		789,557
Orion OYJ, Cl. B	2,289		87,935
Sampo OYJ, Cl. A	9,893		436,073
Stora Enso OYJ, Cl. R	12,381		151,852
UPM-Kymmene OYJ	11,482		379,996
Wartsila OYJ Abp	10,184		127,929
			3,709,388
France - 11.7%
Accor SA	3,841		144,813
Aeroports de Paris	621		85,758
Air Liquide SA	11,264		2,023,176
Airbus SE	12,753		1,878,657
Alstom SA	6,957		212,801
Amundi SA	1,374	[c]	84,298
Arkema SA	1,238		133,341
AXA SA	39,467		1,213,729
BioMerieux	891		95,575
BNP Paribas SA	23,899		1,577,143
Bollore SE	19,369		122,453

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
France - 11.7% (continued)
Bouygues SA	4,548		162,867
Bureau Veritas SA	6,353		174,488
Capgemini SE	3,548		643,084
Carrefour SA	12,816		256,319
Cie Generale des Etablissements Michelin SCA	14,595		477,725
Compagnie de Saint-Gobain	10,541		712,543
Covivio SA	998		48,215
Credit Agricole SA	25,932		321,789
Danone SA	13,812		843,295
Dassault Aviation SA	525		101,998
Dassault Systemes SE	14,363		614,077
Edenred	5,396		350,516
Eiffage SA	1,558		162,086
Engie SA	39,292		644,222
EssilorLuxottica SA	6,260		1,259,152
Eurazeo SE	968		59,070
Gecina SA	1,011		109,325
Getlink SE	7,894		138,828
Hermes International	681		1,509,874
Ipsen SA	789		99,416
Kering SA	1,601		921,693
Klepierre SA	4,571		121,373
La Francaise des Jeux SAEM	2,264	[c]	86,427
Legrand SA	5,740		575,070
L'Oreal SA	5,181		2,410,763
LVMH Moet Hennessy Louis Vuitton SE	5,940		5,538,967
Orange SA	40,058		452,946
Pernod Ricard SA	4,439		979,064
Publicis Groupe SA	4,924		397,491
Remy Cointreau SA	485		83,268
Renault SA	4,127		181,074
Safran SA	7,353		1,220,455
Sanofi	24,412		2,605,992
Sartorius Stedim Biotech	618		193,315
Schneider Electric SE	11,672		2,079,518
SEB SA	532		59,605
Societe Generale SA	15,634		424,841
Sodexo SA	1,923		197,352
Teleperformance	1,260		182,522
Thales SA	2,257		337,370
TotalEnergies SE	50,894		3,092,236
Unibail-Rodamco-Westfield	2,562	[b]	145,240
Valeo	4,331		97,858

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
France - 11.7% (continued)
Veolia Environnement SA	14,604		475,290
Vinci SA	11,433		1,342,287
Vivendi SE	15,051		134,408
Wendel SE	572		56,476
Worldline SA	5,194	[b,c]	205,760
			40,859,294
Germany - 7.9%
adidas AG	3,485		705,043
Allianz SE	8,676		2,073,836
BASF SE	19,229		1,031,109
Bayer AG	21,135		1,234,864
Bayerische Motoren Werke AG	7,123		868,227
Bechtle AG	1,673		73,634
Beiersdorf AG	2,189		283,522
Brenntag SE	3,387		262,468
Carl Zeiss Meditec AG-BR	844		97,762
Commerzbank AG	22,677		271,150
Continental AG	2,360		188,436
Covestro AG	4,196	[b,c]	225,277
Daimler Truck Holding AG	10,167		381,750
Delivery Hero SE	3,860	[b,c]	175,132
Deutsche Bank AG	41,697		462,126
Deutsche Boerse AG	4,087		783,244
Deutsche Lufthansa AG	12,859		129,763
Deutsche Telekom AG	69,727		1,521,184
DHL Group	21,652		1,112,234
E.ON SE	48,299		610,970
Evonik Industries AG	4,684		96,873
Fresenius Medical Care AG & Co. KGaA	4,397		228,285
Fresenius SE & Co. KGaA	9,088		285,079
GEA Group AG	3,240		137,472
Hannover Rueck SE	1,304		278,362
Heidelberg Materials AG	3,115		252,418
HelloFresh SE	3,571	[b]	101,731
Henkel AG & Co. KGaA	2,236		156,212
Infineon Technologies AG	28,094		1,235,574
Knorr-Bremse AG	1,553		109,179
LEG Immobilien SE	1,594	[b]	112,798
Mercedes-Benz Group AG	18,412		1,470,524
Merck KGaA	2,804		492,663
MTU Aero Engines AG	1,163		271,472
Muenchener Rueckversicherungs-Gesellschaft AG	3,014		1,135,340
Nemetschek SE	1,157		84,265

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Germany - 7.9% (continued)
Puma SE	2,254		152,265
Rational AG	106		79,310
Rheinmetall AG	941		266,314
RWE AG	13,602		585,205
SAP SE	22,464		3,072,576
Scout24 SE	1,644	[c]	108,780
Siemens AG	16,350		2,786,048
Siemens Energy AG	11,229	[b]	190,009
Siemens Healthineers AG	6,096	[c]	354,029
Symrise AG	2,857		312,180
Talanx AG	1,409		86,290
Telefonica Deutschland Holding AG	19,705		53,103
Volkswagen AG	626		100,111
Vonovia SE	15,409		359,852
Wacker Chemie AG	406		63,098
Zalando SE	5,031	[b,c]	173,692
			27,682,840
Hong Kong - 2.6%
AIA Group Ltd.	250,600		2,487,074
BOC Hong Kong Holdings Ltd.	78,000		237,033
Budweiser Brewing Co. APAC Ltd.	38,100	[c]	92,332
CK Asset Holdings Ltd.	42,475		245,083
CK Hutchison Holdings Ltd.	57,475		354,479
CK Infrastructure Holdings Ltd.	13,500		71,404
CLP Holdings Ltd.	35,288		287,095
ESR Group Ltd.	44,600	[a,c]	77,775
Futu Holdings Ltd., ADR	1,211	[b]	72,902
Galaxy Entertainment Group Ltd.	47,277	[b]	343,110
Hang Lung Properties Ltd.	38,000		58,957
Hang Seng Bank Ltd.	16,200		246,566
Henderson Land Development Co. Ltd.	32,138		98,900
HKT Trust & HKT Ltd.	81,660		96,226
Hong Kong & China Gas Co. Ltd.	243,267		208,054
Hong Kong Exchanges & Clearing Ltd.	25,942		1,083,730
Hongkong Land Holdings Ltd.	26,400		93,984
Jardine Matheson Holdings Ltd.	3,846		189,915
Link REIT	54,239		303,573
MTR Corp. Ltd.	33,256		152,871
New World Development Co. Ltd.	31,141		76,586
Power Assets Holdings Ltd.	29,500		154,329
Prudential PLC	59,229		822,825
Sino Land Co. Ltd.	75,631	[a]	92,613
SITC International Holdings Co. Ltd.	27,000		58,854
Sun Hung Kai Properties Ltd.	31,699		396,497

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Hong Kong - 2.6% (continued)
Swire Pacific Ltd., Cl. A	9,000		74,953
Swire Properties Ltd.	25,800		64,509
Techtronic Industries Co. Ltd.	29,365		331,532
WH Group Ltd.	187,385	[c]	101,394
Wharf Real Estate Investment Co. Ltd.	35,311		189,031
Xinyi Glass Holdings Ltd.	34,000		56,152
			9,220,338
Ireland - 1.2%
AerCap Holdings NV	3,541	[b]	225,951
AIB Group PLC	24,022		112,991
Bank of Ireland Group PLC	22,686		239,355
CRH PLC	15,928		948,845
DCC PLC	2,164		125,278
Experian PLC	19,774		763,593
Flutter Entertainment PLC	3,832	[b]	762,183
James Hardie Industries PLC-CDI	9,510	[b]	277,744
Kerry Group PLC, Cl. A	3,511		348,821
Kingspan Group PLC	3,326		266,956
Smurfit Kappa Group PLC	5,278		208,856
			4,280,573
Israel - .6%
Azrieli Group Ltd.	948		53,941
Bank Hapoalim BM	27,322		242,852
Bank Leumi Le-Israel BM	33,212		265,306
Check Point Software Technologies Ltd.	2,078	[b]	274,732
CyberArk Software Ltd.	883	[b]	146,587
Elbit Systems Ltd.	572		121,505
ICL Group Ltd.	16,543		109,787
Israel Discount Bank Ltd., Cl. A	26,612		141,070
Mizrahi Tefahot Bank Ltd.	3,320		119,918
Monday.com Ltd	425	[b]	76,831
NICE Ltd.	1,367	[b]	295,548
Teva Pharmaceutical Industries Ltd., ADR	23,896	[b]	200,726
Tower Semiconductor Ltd.	2,365	[b]	87,675
Wix.com Ltd.	1,161	[b]	109,506
			2,245,984
Italy - 2.1%
Amplifon SPA	2,637		89,272
Assicurazioni Generali SPA	21,868		465,970
Davide Campari-Milano NV	11,245		151,210
DiaSorin SPA	552		61,937
Enel SPA	174,971		1,206,611
Eni SPA	49,941		762,372

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Italy - 2.1% (continued)
Ferrari NV	2,712		868,909
FinecoBank Banca Fineco SPA	13,196		204,795
Infrastrutture Wireless Italiane SPA	7,020	[c]	88,107
Intesa Sanpaolo SPA	347,227		1,003,689
Mediobanca Banca Di Credito Finanziario SPA	11,624		154,901
Moncler SPA	4,467		322,782
Nexi SPA	12,387	[b,c]	107,240
Poste Italiane SPA	10,964	[c]	125,311
Prysmian SPA	5,544		220,967
Recordati Industria Chimica E Farmaceutica SPA	2,284		117,904
Snam SPA	43,376		228,063
Telecom Italia SPA	221,005	[a,b]	63,738
Terna Rete Elettrica Nazionale	30,268		255,854
UniCredit SPA	39,664		1,003,043
			7,502,675
Japan - 22.0%
Advantest Corp.	4,100		562,700
Aeon Co. Ltd.	14,100		305,063
AGC, Inc.	4,360		157,403
Aisin Corp.	3,300		107,050
Ajinomoto Co., Inc.	9,700		377,527
ANA Holdings, Inc.	3,500	[b]	83,794
Asahi Group Holdings Ltd.	10,000		393,280
Asahi Intecc Co. Ltd.	4,700		96,402
Asahi Kasei Corp.	27,200		185,151
Astellas Pharma, Inc.	39,295		574,655
Azbil Corp.	2,600		81,875
Bandai Namco Holdings, Inc.	13,050		294,821
Baycurrent Consulting, Inc.	2,900		93,524
Bridgestone Corp.	12,300		509,499
Brother Industries Ltd.	5,200		80,907
Canon, Inc.	21,517		555,526
Capcom Co. Ltd.	3,700		166,450
Central Japan Railway Co.	3,100		395,167
Chubu Electric Power Co., Inc.	13,900		174,159
Chugai Pharmaceutical Co. Ltd.	14,484		430,758
Concordia Financial Group Ltd.	22,800		104,092
CyberAgent, Inc.	9,700		61,221
Dai Nippon Printing Co. Ltd.	4,700		133,436
Daifuku Co. Ltd.	6,500		138,667
Dai-ichi Life Holdings, Inc.	20,400		416,632
Daiichi Sankyo Co. Ltd.	39,749		1,214,557

Description	Shares	Value ($)
Common Stocks - 97.8% (continued)
Japan - 22.0% (continued)
Daikin Industries Ltd.	5,700	1,149,496
Daito Trust Construction Co. Ltd.	1,300	139,718
Daiwa House Industry Co. Ltd.	12,900	350,190
Daiwa House REIT Investment Corp.	46	90,535
Daiwa Securities Group, Inc.	28,700	155,357
Denso Corp.	9,300	645,930
Dentsu Group, Inc.	4,300	143,631
Disco Corp.	2,000	374,512
East Japan Railway Co.	6,500	367,937
Eisai Co. Ltd.	5,500	347,014
ENEOS Holdings, Inc.	62,026	224,709
FANUC Corp.	20,645	630,967
Fast Retailing Co. Ltd.	3,774	943,334
Fuji Electric Co. Ltd.	2,700	121,805
FUJIFILM Holdings Corp.	8,000	463,754
Fujitsu Ltd.	3,780	488,492
GLP J-REIT	99	97,493
GMO Payment Gateway, Inc.	900	68,545
Hakuhodo DY Holdings, Inc.	5,300	60,836
Hamamatsu Photonics K.K.	3,000	144,364
Hankyu Hanshin Holdings, Inc.	4,900	162,604
Hikari Tsushin, Inc.	400	59,242
Hirose Electric Co. Ltd.	633	80,045
Hitachi Construction Machinery Co. Ltd.	2,300	68,823
Hitachi Ltd.	20,180	1,318,902
Honda Motor Co. Ltd.	33,159	1,051,886
Hoshizaki Corp.	2,400	91,907
Hoya Corp.	7,700	894,675
Hulic Co. Ltd.	8,600	73,115
Ibiden Co. Ltd.	2,500	151,583
Idemitsu Kosan Co. Ltd.	4,675	98,584
Iida Group Holdings Co. Ltd.	3,200	56,109
Inpex Corp.	21,400	275,651
Isuzu Motors Ltd.	12,500	161,846
ITOCHU Corp.	25,600	1,034,689
Itochu Techno-Solutions Corp.	2,200	55,702
Japan Airlines Co. Ltd.	3,200	69,189
Japan Exchange Group, Inc.	10,900	189,667
Japan Post Bank Co. Ltd.	32,100	266,927
Japan Post Holdings Co. Ltd.	47,500	346,905
Japan Post Insurance Co. Ltd.	4,400	71,088
Japan Real Estate Investment Corp.	28	112,579
Japan Retail Fund Investment Corp.	154	105,542
Japan Tobacco, Inc.	25,800	571,802

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Japan - 22.0% (continued)
JFE Holdings, Inc.	10,860		175,345
JSR Corp.	3,800		108,766
Kajima Corp.	9,100		143,666
Kao Corp.	10,000		379,714
Kawasaki Kisen Kaisha Ltd.	3,100		93,306
KDDI Corp.	32,163		946,589
Keio Corp.	2,300		76,373
Keisei Electric Railway Co. Ltd.	2,900		120,269
Keyence Corp.	4,140		1,855,456
Kikkoman Corp.	2,900		166,827
Kintetsu Group Holdings Co. Ltd.	3,835		128,611
Kirin Holdings Co. Ltd.	16,700		246,805
Kobayashi Pharmaceutical Co. Ltd.	1,100		60,449
Kobe Bussan Co. Ltd.	3,200		85,204
Koei Tecmo Holdings Co. Ltd.	2,640		45,130
Koito Manufacturing Co. Ltd.	4,700		86,243
Komatsu Ltd.	19,900		554,484
Konami Group Corp.	2,100		117,632
Kose Corp.	700		68,492
Kubota Corp.	21,800		328,613
Kurita Water Industries Ltd.	2,300		92,297
Kyocera Corp.	6,900		370,742
Kyowa Kirin Co. Ltd.	5,805		110,824
Lasertec Corp.	1,600		241,521
LIXIL Corp.	6,224		79,514
M3, Inc.	9,500		217,893
Makita Corp.	4,800		134,521
Marubeni Corp.	32,900		581,268
Matsukiyococokara & Co.	2,400		140,273
Mazda Motor Corp.	12,200		120,529
McDonald's Holdings Co. Japan Ltd.	1,800	[a]	70,854
MEIJI Holdings Co. Ltd.	4,784		110,567
Minebea Mitsumi, Inc.	7,800		144,086
MISUMI Group, Inc.	6,338		115,587
Mitsubishi Chemical Group Corp.	27,580		164,687
Mitsubishi Corp.	26,698		1,363,378
Mitsubishi Electric Corp.	41,600		599,737
Mitsubishi Estate Co., Ltd.	24,200		295,473
Mitsubishi HC Capital, Inc.	19,600		129,491
Mitsubishi Heavy Industries Ltd.	6,970		329,772
Mitsubishi UFJ Financial Group, Inc.	245,690		1,979,129
Mitsui & Co. Ltd.	28,200		1,098,346
Mitsui Chemicals, Inc.	3,700		106,112
Mitsui Fudosan Co., Ltd.	19,586		401,798

Description	Shares	Value ($)
Common Stocks - 97.8% (continued)
Japan - 22.0% (continued)
Mitsui O.S.K. Lines Ltd.	7,400	191,157
Mizuho Financial Group, Inc.	51,850	876,163
MonotaRO Co. Ltd.	5,600	68,334
MS&AD Insurance Group Holdings, Inc.	9,257	344,344
Murata Manufacturing Co. Ltd.	12,400	725,618
NEC Corp.	5,280	266,589
NEXON Co. Ltd.	8,700	165,757
NGK Insulators Ltd.	5,300	64,897
Nidec Corp.	9,000	534,756
Nintendo Co. Ltd.	22,350	1,013,303
Nippon Building Fund, Inc.	34	142,438
Nippon Express Holdings, Inc.	1,452	85,070
Nippon Paint Holdings Co. Ltd.	18,600	170,226
Nippon Prologis REIT, Inc.	48	98,082
Nippon Sanso Holdings Corp.	3,700	89,259
Nippon Shinyaku Co. Ltd.	1,000	40,446
Nippon Steel Corp.	17,361	396,119
Nippon Telegraph & Telephone Corp.	642,800	736,036
Nippon Yusen KK	10,440	253,029
Nissan Chemical Corp.	2,700	121,103
Nissan Motor Co. Ltd.	50,300	220,271
Nisshin Seifun Group, Inc.	4,438	55,029
Nissin Foods Holdings Co. Ltd.	1,300	109,655
Nitori Holdings Co. Ltd.	1,700	208,579
Nitto Denko Corp.	3,000	212,983
Nomura Holdings, Inc.	63,200	260,548
Nomura Real Estate Holdings, Inc.	2,300	56,956
Nomura Real Estate Master Fund, Inc.	91	108,229
Nomura Research Institute Ltd.	8,249	233,731
NTT Data Group Corp.	13,600	188,850
Obayashi Corp.	14,600	134,901
OBIC Co. Ltd.	1,500	245,352
Odakyu Electric Railway Co. Ltd.	6,600	96,357
Oji Holdings Corp.	18,200	71,769
Olympus Corp.	26,100	424,986
Omron Corp.	3,800	203,589
Ono Pharmaceutical Co. Ltd.	8,100	148,119
Open House Group Co. Ltd.	1,600	60,777
Oracle Corp.	800	56,098
Oriental Land Co. Ltd.	23,500	900,257
ORIX Corp.	25,200	483,754
Osaka Gas Co. Ltd.	8,000	125,850
Otsuka Corp.	2,400	99,819
Otsuka Holdings Co. Ltd.	8,400	308,509

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Japan - 22.0% (continued)
Pan Pacific International Holdings Corp.	8,200		161,908
Panasonic Holdings Corp.	47,995		593,760
Persol Holdings Co. Ltd.	4,000		78,951
Rakuten Group, Inc.	27,600		107,692
Recruit Holdings Co. Ltd.	31,000		1,074,917
Renesas Electronics Corp.	27,400	[b]	530,705
Resona Holdings, Inc.	45,500		247,673
Ricoh Co. Ltd.	12,100		107,464
Rohm Co. Ltd.	1,900		177,626
SBI Holdings, Inc.	5,230		110,269
SCSK Corp.	3,300		54,801
Secom Co. Ltd.	4,500		301,539
Seiko Epson Corp.	6,300		103,291
Sekisui Chemical Co. Ltd.	8,100		122,925
Sekisui House Ltd.	13,400		273,058
Seven & i Holdings Co. Ltd.	16,160		669,391
SG Holdings Co. Ltd.	6,500		94,783
Sharp Corp.	5,000	[b]	29,698
Shimadzu Corp.	5,300		160,604
Shimano, Inc.	1,600		242,365
Shimizu Corp.	12,300		84,695
Shin-Etsu Chemical Co. Ltd.	39,200		1,289,262
Shionogi & Co. Ltd.	5,700		237,672
Shiseido Co. Ltd.	8,600		376,607
Shizuoka Financial Group, Inc.	9,000		75,061
SMC Corp.	1,200		625,452
Softbank Corp.	61,800		685,484
SoftBank Group Corp.	22,140		1,127,037
Sompo Holdings, Inc.	6,770		299,371
Sony Group Corp.	27,080		2,534,497
Square Enix Holdings Co. Ltd.	1,900		87,932
Subaru Corp.	13,400		253,043
Sumco Corp.	7,400		107,672
Sumitomo Chemical Co. Ltd.	30,700		94,540
Sumitomo Corp.	24,200		518,310
Sumitomo Electric Industries Ltd.	15,500		198,292
Sumitomo Metal Mining Co. Ltd.	5,200		179,614
Sumitomo Mitsui Financial Group, Inc.	28,100		1,322,190
Sumitomo Mitsui Trust Holdings, Inc.	7,164		278,322
Sumitomo Realty & Development Co. Ltd.	6,300		168,543
Suntory Beverage & Food Ltd.	3,100		110,281
Suzuki Motor Corp.	7,900		316,355
Sysmex Corp.	3,600		243,560

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Japan - 22.0% (continued)
T&D Holdings, Inc.	11,000		178,688
Taisei Corp.	3,700		140,078
Takeda Pharmaceutical Co. Ltd.	34,023		1,038,160
TDK Corp.	8,400		321,026
Terumo Corp.	14,200		464,234
The Chiba Bank Ltd.	10,800		75,816
The Kansai Electric Power Company, Inc.	15,199		199,783
TIS, Inc.	4,700		119,032
Tobu Railway Co. Ltd.	4,200		111,034
Toho Co. Ltd.	2,500		97,354
Tokio Marine Holdings, Inc.	38,800		888,829
Tokyo Electric Power Co. Holdings, Inc.	32,872	[b]	130,550
Tokyo Electron Ltd.	9,600		1,433,606
Tokyo Gas Co. Ltd.	8,400		190,419
Tokyu Corp.	11,410		144,725
Toppan, Inc.	5,400		126,853
Toray Industries, Inc.	29,800		166,569
Toshiba Corp.	8,400		270,956
Tosoh Corp.	5,800		75,688
TOTO Ltd.	2,800		86,028
Toyota Industries Corp.	3,200		230,781
Toyota Motor Corp.	228,175		3,826,841
Toyota Tsusho Corp.	4,600		268,211
Trend Micro, Inc.	2,800		132,063
Unicharm Corp.	8,700		322,095
USS Co. Ltd.	4,500		77,907
Welcia Holdings Co. Ltd.	2,000		37,620
West Japan Railway Co.	4,700		193,035
Yakult Honsha Co. Ltd.	2,800		155,465
Yamaha Corp.	3,000		115,981
Yamaha Motor Co. Ltd.	6,400		187,144
Yamato Holdings Co. Ltd.	6,000		112,269
Yaskawa Electric Corp.	5,200		225,559
Yokogawa Electric Corp.	5,100		95,590
Z Holdings Corp.	57,500		159,973
ZOZO, Inc.	2,700		52,609
			77,165,847
Jordan - .0%
Hikma Pharmaceuticals PLC	3,561		95,467
Luxembourg - .2%
ArcelorMittal SA	10,412		301,082
Eurofins Scientific SE	2,922		201,053
Tenaris SA	10,086		167,785
			669,920

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Macau - .1%
Sands China Ltd.	52,213	[b]	199,174
Netherlands - 4.9%
ABN AMRO Bank NV-CVA	8,619	[c]	146,508
Adyen NV	467	[b,c]	867,656
Aegon NV	36,002		195,704
Akzo Nobel NV	3,676		314,287
argenx SE	1,198	[b]	601,961
ASM International NV	1,017		483,897
ASML Holding NV	8,673		6,219,355
Euronext NV	1,843	[c]	140,327
EXOR NV	2,354		219,844
Ferrovial SE	10,715		355,084
Heineken Holding NV	2,486		203,772
Heineken NV	5,630		551,793
IMCD NV	1,234		187,168
ING Groep NV	77,866		1,136,949
JDE Peet's NV	2,230		67,280
Just Eat Takeaway.com NV	4,124	[a,b,c]	74,073
Koninklijke Ahold Delhaize NV	20,990		724,319
Koninklijke KPN NV	69,376		251,110
Koninklijke Philips NV	20,026		416,327
NN Group NV	5,394		206,863
OCI NV	2,325		66,158
Prosus NV	17,243	[b]	1,365,594
QIAGEN NV	4,946	[b]	231,936
Randstad NV	2,357		138,076
Stellantis NV	14,164		290,505
Stellantis NV	34,227		701,622
Universal Music Group NV	17,626		452,130
Wolters Kluwer NV	5,540		695,618
			17,305,916
New Zealand - .2%
Auckland International Airport Ltd.	26,832	[b]	139,989
Fisher & Paykel Healthcare Corp. Ltd.	12,346		188,405
Mercury NZ Ltd.	14,870		60,864
Meridian Energy Ltd.	26,985		94,612
Spark New Zealand Ltd.	41,381		133,135
Xero Ltd.	3,103	[b]	254,720
			871,725
Norway - .6%
Adevinta ASA	6,286	[b]	46,486
Aker BP ASA	6,633		185,409
DNB Bank ASA	19,958		411,761
Equinor ASA	20,494		623,613

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Norway - .6% (continued)
Gjensidige Forsikring ASA	4,444		70,244
Kongsberg Gruppen ASA	1,795		77,821
Mowi ASA	9,293		163,440
Norsk Hydro ASA	29,219		191,429
Orkla ASA	16,872		133,311
Salmar ASA	1,467		67,784
Telenor ASA	15,063		161,256
Yara International ASA	3,627		148,300
			2,280,854
Portugal - .2%
EDP - Energias de Portugal SA	62,440		291,774
Galp Energia SGPS SA	10,665		141,887
Jeronimo Martins SGPS SA	6,115		166,472
			600,133
Singapore - 1.5%
Capitaland Ascendas REIT	74,227		156,855
CapitaLand Integrated Commercial Trust	114,777		176,082
Capitaland Investment Ltd.	56,000		143,185
City Developments Ltd.	8,900		49,461
DBS Group Holdings Ltd.	38,948		1,003,466
Genting Singapore Ltd.	128,527		90,856
Grab Holdings Ltd., Cl. A	39,518	[b]	151,354
Jardine Cycle & Carriage Ltd.	2,200		56,714
Keppel Corp. Ltd.	32,400		179,817
Mapletree Logistics Trust	72,611		92,282
Mapletree Pan Asia Commercial Trust	49,700		61,669
Oversea-Chinese Banking Corp. Ltd.	73,524		735,378
Sea Ltd., ADR	7,882	[b]	524,311
Sembcorp Ltd.	897,420	[b]	95,158
Singapore Airlines Ltd.	28,633		162,141
Singapore Exchange Ltd.	18,300		133,629
Singapore Technologies Engineering Ltd.	33,100		92,847
Singapore Telecommunications Ltd.	177,251		354,569
United Overseas Bank Ltd.	27,363		619,384
UOL Group Ltd.	9,211		48,696
Venture Corp. Ltd.	6,100		68,718
Wilmar International Ltd.	41,300		119,886
			5,116,458
Spain - 2.5%
Acciona SA	531		79,606
ACS Actividades de Construccion y Servicios SA	4,801		167,810
Aena SME SA	1,621	[c]	259,145
Amadeus IT Group SA	9,692		695,007

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Spain - 2.5% (continued)
Banco Bilbao Vizcaya Argentaria SA	129,725		1,028,381
Banco Santander SA	353,972		1,433,590
CaixaBank SA	89,456		360,871
Cellnex Telecom SA	12,159	[c]	496,518
Corp Acciona Energias Renovables SA	1,405	[a]	44,212
EDP Renovaveis SA	5,433		103,761
Enagas SA	5,354		94,982
Endesa SA	6,796		145,596
Grifols SA	6,175	[b]	90,639
Iberdrola SA	129,851		1,621,167
Industria de Diseno Textil SA	23,467		898,166
Natural Energy Group SA	2,783		84,882
Red Electrica Corp. SA	8,729		145,931
Repsol SA	28,556		436,423
Telefonica SA	111,817		476,649
			8,663,336
Sweden - 2.9%
Alfa Laval AB	6,226		232,978
Assa Abloy AB, Cl. B	21,562		518,239
Atlas Copco AB, Cl. A	57,785		821,783
Atlas Copco AB, Cl. B	33,579		414,538
Beijer Ref AB	7,490	[a]	101,893
Boliden AB	5,884		173,338
Embracer Group AB	14,487	[a,b]	41,639
Epiroc AB, Cl. A	14,441		288,233
Epiroc AB, Cl. B	8,389		142,494
EQT AB	7,351		175,563
Essity AB, Cl. B	13,104		324,787
Evolution AB	3,943	[c]	486,207
Fastighets AB Balder, Cl. B	14,174	[a,b]	66,168
Getinge AB, Cl. B	5,116		95,332
Hennes & Mauritz AB, Cl. B	14,140		237,494
Hexagon AB, Cl. B	44,665		432,588
Holmen AB, Cl. B	2,016		77,661
Husqvarna AB, Cl. B	9,027		88,629
Industrivarden AB, Cl. A	2,800		79,480
Industrivarden AB, Cl. C	3,322	[a]	94,077
Indutrade AB	5,859		122,953
Investment AB Latour, Cl. B	3,326		66,985
Investor AB, Cl. A	9,387		190,569
Investor AB, Cl. B	37,235		760,342
Kinnevik AB, Cl. B	5,452	[b]	74,401
L E Lundbergforetagen AB, Cl. B	1,707		75,212
Lifco AB, Cl. B	5,015		101,144

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Sweden - 2.9% (continued)
Nibe Industrier AB, Cl. B	32,603		293,434
Saab AB	1,719		90,601
Sagax AB, Cl. B	4,108		91,281
Sandvik AB	22,938		465,890
Securitas AB, Cl. B	10,900		92,739
Skandinaviska Enskilda Banken AB, Cl. A	34,763		421,229
Skanska AB, Cl. B	7,319		116,671
SKF AB, Cl. B	7,525		143,403
Svenska Cellulosa AB SCA, Cl. B	13,117		174,205
Svenska Handelsbanken AB, Cl. A	31,516		276,645
Swedbank AB, Cl. A	18,264		334,781
Swedish Orphan Biovitrum AB	3,653	[a,b]	71,489
Tele2 AB, Cl. B	11,577		87,127
Telefonaktiebolaget LM Ericsson, Cl. B	62,791		315,494
Telia Co. AB	52,563		113,002
Volvo AB, Cl. A	4,303		97,535
Volvo AB, Cl. B	32,464		715,655
Volvo Car AB, Cl. B	12,960	[b]	64,022
			10,249,930
Switzerland - 10.7%
ABB Ltd.	33,814		1,351,707
Adecco Group AG	3,384		137,409
Alcon, Inc.	10,750		912,711
Bachem Holding AG	743		68,459
Baloise Holding AG	984		152,105
Banque Cantonale Vaudoise	612		68,636
Barry Callebaut AG	80		149,808
BKW AG	454		81,268
Chocoladefabriken Lindt & Spruengli AG	2		242,647
Chocoladefabriken Lindt & Spruengli AG-PC	22		268,930
Cie Financiere Richemont SA, CI. A	11,230		1,806,742
Clariant AG	4,847		79,093
Coca-Cola HBC AG	4,529		133,218
DSM-Firmenich AG	3,796		419,457
Dufry AG	2,192	[b]	112,962
EMS-Chemie Holding AG	145		120,716
Geberit AG	739		418,121
Givaudan SA	199		670,674
Glencore PLC	229,618		1,395,458
Helvetia Holding AG	799		118,011
Holcim Ltd.	11,925		828,685
Julius Baer Group Ltd.	4,641		327,832
Kuehne + Nagel International AG	1,184		369,843

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
Switzerland - 10.7% (continued)
Logitech International SA	3,509		247,386
Lonza Group AG	1,602		928,078
Nestle SA	59,160		7,250,755
Novartis AG	44,095		4,604,933
Partners Group Holding AG	488		547,290
Roche Holding AG	15,114		4,689,924
Roche Holding AG-BR	691		228,999
Schindler Holding AG	493		113,971
Schindler Holding AG-PC	884		214,094
SGS SA	3,237		313,436
Sig Group AG	6,624		176,984
Sika AG	3,142		975,333
Sonova Holding AG	1,118		310,894
STMicroelectronics NV	14,703		786,069
Straumann Holding AG	2,401		396,886
Swiss Life Holding AG	662		419,647
Swiss Prime Site AG	1,650		159,693
Swiss Re AG	6,489		676,395
Swisscom AG	557		357,941
Temenos AG	1,372		117,620
The Swatch Group AG	1,118		67,051
The Swatch Group AG-BR	626		199,849
UBS Group AG	71,792		1,586,825
VAT Group AG	586	[c]	248,700
Zurich Insurance Group AG	3,237		1,561,986
			37,415,231
United Arab Emirates - .0%
NMC Health PLC	4,176	[b,d]	1
United Kingdom - 13.7%
3i Group PLC	20,939		531,261
abrdn PLC	43,051		128,124
Admiral Group PLC	4,082		111,531
Anglo American PLC	27,336		839,855
Ashtead Group PLC	9,434		697,612
Associated British Foods PLC	7,691		202,340
AstraZeneca PLC	33,342		4,786,428
Auto Trader Group PLC	19,979	[c]	165,635
Aviva PLC	60,253		300,333
BAE Systems PLC	65,689		785,189
Barclays PLC	334,475		665,163
Barratt Developments PLC	21,196		124,231
Berkeley Group Holdings PLC	2,316		129,173
BP PLC	380,665		2,359,583
British American Tobacco PLC	46,134		1,548,535

Description	Shares		Value ($)
Common Stocks - 97.8% (continued)
United Kingdom - 13.7% (continued)
BT Group PLC	150,640	[a]	235,855
Bunzl PLC	7,323		271,413
Burberry Group PLC	8,136		232,111
Centrica PLC	122,326		216,721
CNH Industrial NV	21,996		317,060
Coca-Cola Europacific Partners PLC	4,425		280,501
Compass Group PLC	37,538		976,495
Croda International PLC	3,015		227,902
Diageo PLC	48,505		2,114,906
Endeavour Mining PLC	3,989		96,243
Entain PLC	12,777		227,267
GSK PLC	88,094		1,565,366
Haleon PLC	109,264		471,573
Halma PLC	8,066		231,460
Hargreaves Lansdown PLC	7,991		87,313
HSBC Holdings PLC	429,799		3,564,878
Imperial Brands PLC	18,886		445,846
Informa PLC	29,941		291,337
InterContinental Hotels Group PLC	3,730		275,534
Intertek Group PLC	3,501		195,985
J Sainsbury PLC	36,150		128,694
JD Sports Fashion PLC	55,481		112,285
Johnson Matthey PLC	4,121		95,249
Kingfisher PLC	41,543		130,993
Land Securities Group PLC	15,698		130,425
Legal & General Group PLC	128,261		384,185
Lloyds Banking Group PLC	1,425,448		822,018
London Stock Exchange Group PLC	8,639		938,170
M&G PLC	48,238		124,184
Mondi PLC	10,458		183,267
National Grid PLC	79,111		1,047,252
NatWest Group PLC	123,198		386,253
Next PLC	2,627		237,613
Ocado Group PLC	12,446	[a,b]	149,887
Pearson PLC	13,865		153,844
Persimmon PLC	7,097		105,561
Phoenix Group Holdings PLC	15,856		111,959
Reckitt Benckiser Group PLC	15,407		1,154,323
RELX PLC	40,936		1,376,423
Rentokil Initial PLC	54,213		441,797
Rio Tinto PLC	24,218		1,600,629
Rolls-Royce Holdings PLC	180,758	[b]	428,807
Schroders PLC	16,931		99,799
Segro PLC	26,017		254,757

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.8% (continued)
United Kingdom - 13.7% (continued)
Severn Trent PLC		5,453		178,732
Shell PLC		147,314		4,473,051
Smith & Nephew PLC		18,789		285,737
Smiths Group PLC		7,639		166,562
Spirax-Sarco Engineering PLC		1,604		229,007
SSE PLC		23,456		507,374
St. James's Place PLC		11,732		141,529
Standard Chartered PLC		51,965		498,436
Taylor Wimpey PLC		75,983		111,506
Tesco PLC		157,438		521,284
The British Land Company PLC		18,939		82,152
The Sage Group PLC		21,885		263,055
Unilever PLC		51,955		2,794,246
Unilever PLC		2,387		128,385
United Utilities Group PLC		14,803		189,784
Vodafone Group PLC		495,538		473,337
Whitbread PLC		4,374		196,412
Wise PLC, Cl. A		13,226	[b]	131,919
WPP PLC		23,340		255,083
				47,926,724
Total Common Stocks (cost $190,279,602)				342,880,310
	Preferred Dividend Yield (%)
Preferred Stocks - .5%
Germany - .5%
Bayerische Motoren Werke AG	9.29	1,272		142,933
Dr Ing hc F Porsche AG	0.99	2,450	[c]	299,548
Henkel AG & Co. KGaA	2.57	3,641		280,950
Porsche Automobil Holding SE	5.22	3,309		195,665
Sartorius AG	0.40	528		217,875
Volkswagen AG	24.28	4,436		588,017
Total Preferred Stocks (cost $1,090,885)				1,724,988
	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,477,765)	5.38	2,477,765	[e]	2,477,765

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $423,493)	5.38	423,493	[e]	423,493
Total Investments (cost $194,271,745)		99.1%		347,506,556
Cash and Receivables (Net)		.9%		3,091,028
Net Assets		100.0%		350,597,584

ADR—American Depositary Receipt

BR—Bearer Certificate

CVA—Company Voluntary Arrangement

PC—Participation Certificate

REIT—Real Estate Investment Trust

a Security, or portion thereof, on loan. At July 31, 2023, the value of the fund’s securities on loan was $1,151,725 and the value of the collateral was $1,236,417, consisting of cash collateral of $423,493 and U.S. Government & Agency securities valued at $812,924. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities were valued at $5,544,902 or 1.58% of net assets.

d The fund held Level 3 securities at July 31, 2023. These securities were valued at $1 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	30	9/15/2023	3,207,426	3,308,700	101,274
Gross Unrealized Appreciation				101,274

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon International Stock Index Fund

July 31, 2023 (Unaudited)

The following is a summary of the inputs used as of July 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	342,764,683	115,626	††	1	342,880,310
Equity Securities - Preferred Stocks	1,724,988	-		-	1,724,988
Investment Companies	2,901,258	-		-	2,901,258
Other Financial Instruments:
Futures†††	101,274	-		-	101,274

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2023, accumulated net unrealized appreciation on investments was $153,336,085, consisting of $166,397,651 gross unrealized appreciation and $13,061,566 gross unrealized depreciation.

At July 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.